Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,209,885.44

Principal:
Principal Collections	$11,833,771.53
Prepayments in Full	$6,149,808.38
Liquidation Proceeds	$224,678.85
Recoveries	$27,964.77
Sub Total	$18,236,223.53
Collections	$19,446,108.97

Purchase Amounts:
Purchase Amounts Related to Principal	$434,420.73
Purchase Amounts Related to Interest	$2,983.96
Sub Total	$437,404.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,883,513.66

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,883,513.66
Servicing Fee	$285,816.32	$285,816.32	$0.00	$0.00	$19,597,697.34
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,597,697.34
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,597,697.34
Interest - Class A-3 Notes	$97,628.71	$97,628.71	$0.00	$0.00	$19,500,068.63
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$19,240,993.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,240,993.63
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$19,162,738.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,162,738.21
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$19,105,314.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,105,314.88
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$19,033,089.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,033,089.88
Regular Principal Payment	$16,766,803.35	$16,766,803.35	$0.00	$0.00	$2,266,286.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,266,286.53
Residuel Released to Depositor	$0.00	$2,266,286.53	$0.00	$0.00	$0.00
Total		$19,883,513.66

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,766,803.35
Total					$16,766,803.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,766,803.35	$43.89	$97,628.71	$0.26	$16,864,432.06	$44.15
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$16,766,803.35	$15.38	$564,607.46	$0.52	$17,331,410.81	$15.90

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$88,753,375.95	0.2323387	$71,986,572.60	0.1884465
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$308,203,375.95	0.2826906	$291,436,572.60	0.2673117

Pool Information
Weighted Average APR	4.460%	4.470%
Weighted Average Remaining Term	32.53	31.80
Number of Receivables Outstanding	28,227	27,280
Pool Balance	$342,979,586.89	$324,143,361.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$308,203,375.95	$291,436,572.60
Pool Factor	0.2858163	0.2701195

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$32,706,789.28
Targeted Overcollateralization Amount	$32,706,789.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,706,789.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		85	$193,545.52
(Recoveries)		88	$27,964.77
Net Losses for Current Collection Period			$165,580.75
Cumulative Net Losses Last Collection Period			$7,154,847.92
Cumulative Net Losses for all Collection Periods			$7,320,428.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.58%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.33%	545	$7,557,778.99
61-90 Days Delinquent	0.29%	59	$955,689.89
91-120 Days Delinquent	0.10%	17	$338,572.50
Over 120 Days Delinquent	0.31%	60	$1,006,993.99
Total Delinquent Receivables	3.04%	681	$9,859,035.37

Repossession Inventory:
Repossessed in the Current Collection Period		25	$344,493.96
Total Repossessed Inventory		30	$431,261.37

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3844%
Preceding Collection Period			0.6170%
Current Collection Period			0.5957%
Three Month Average			0.5323%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4612%
Preceding Collection Period			0.4995%
Current Collection Period			0.4985%
Three Month Average			0.4864%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer